Retirement Benefits - Additional Information (Detail) (USD $)	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Deferred Compensation Arrangement with Individual, Compensation Expense	$ 24,549,000	$ 19,182,000	$ 4,499,000
Projected benefit obligation for pension plans with projected benefit obligations in excess of plan assets	4,709,493,000	4,381,914,000
Fair value of plan assets for pension plans with projected benefit obligations in excess of plan assets	3,459,097,000	3,095,942,000
Number of shares employees have elected to invest within the Company Stock Fund of the Parker Retirement Savings Plan	2,510,535
Defined Contribution Plan, Cost Recognized	25,247,000	22,046,000	19,372,000
Defined Benefit Plan, Asset Categories, Other [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Weighted-average target asset allocation, Equity securities	12.00%
Equity Securities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Weighted-average target asset allocation, Equity securities	41.00%
Common/Collective trusts
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Investments valued using a net asset value per share, redemption frequency	daily
Investments valued using a net asset value per share, redemption notice period	30 days
Limited Partnership
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Investments valued using a net asset value per share, redemption frequency	daily
Investments valued using a net asset value per share, redemption notice period	30 days
Pension Plans, Defined Benefit
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Benefits Paid	286,066,000	157,838,000
Estimated amount of net actuarial loss that will be amortized from accumulated other comprehensive -loss) income into net periodic benefit pension cost	158,471,000
Estimated amount of net actuarial loss that will be amortized from accumulated other comprehensive (loss) income into net periodic benefit pension cost	7,668,000
Estimated amount of transition asset that will be amortized from accumulated other comprehensive -loss) income into net periodic benefit pension cost	19,000
Accumulated benefit obligation for all defined benefit plans	4,258,743,000	3,944,921,000
Projected benefit obligation for pension plans with accumulated benefit obligations in excess of plan assets	4,691,350,000	4,351,955,000
Accumulated benefit obligation for pension plans with accumulated benefit obligations in excess of plan assets	4,206,557,000	3,920,218,000
Fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets	3,443,515,000	3,070,157,000
Plans' assets included Company stock with market values	167,157,000	126,834,000
Expected cash contributions to defined benefit pension plans in 2012	63,000,000
Estimated future benefit payments in the year ending June 30, 2012	189,307,000
Estimated future benefit payments in the year ending June 30, 2013	235,993,000
Estimated future benefit payments in the year ending June 30, 2014	219,266,000
Estimated future benefit payments in the year ending June 30, 2015	225,421,000
Estimated future benefit payments in the year ending June 30, 2016	251,678,000
Estimated future benefit payments in the aggregate for the five years ending June 30, 2017 through June 30, 2021	1,391,819,000
Lump Sum Distribution [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Benefits Paid	110,000,000
Domestic Defined Benefit Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Percentage of assets held in the U.S. defined benefit plans to total defined benefit plan assets	72.00%
Other Postretirement Benefit Plans, Defined Benefit
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Benefits Paid	4,894,000	5,009,000
Estimated amount of net actuarial loss that will be amortized from accumulated other comprehensive -loss) income into net periodic benefit pension cost	1,141,000
Estimated amount of net actuarial loss that will be amortized from accumulated other comprehensive (loss) income into net periodic benefit pension cost	(121,000)
Estimated future benefit payments in the year ending June 30, 2012	5,903,000
Estimated future benefit payments in the year ending June 30, 2013	5,991,000
Estimated future benefit payments in the year ending June 30, 2014	6,076,000
Estimated future benefit payments in the year ending June 30, 2015	6,044,000
Estimated future benefit payments in the year ending June 30, 2016	5,672,000
Estimated future benefit payments in the aggregate for the five years ending June 30, 2017 through June 30, 2021	$ 24,941,000
Discount rate assumption used to measure the benefit obligation	3.74%	4.10%
Maximum
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Maximum percentage of employer 401K matching contribution	4.00%